Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature
Interest from term deposits	$ 31,122	$ 3,635	$ 10,260
Interest from marketable securities	10,252	68	2,147
Interest from maintenance of minimum bank balance in current account	6	2	18
Other finance income	3,318	107	259
Other finance interests	2,340	856	1,031
Total	$ 47,038	$ 4,668	$ 13,715